PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Costs	$26,108	$24,991	$12,059	$9,253	$7,713	$5,854	$9,027	$4,050	$54,907	$44,148
Accumulated fair value changes	18,260	13,280	3,480	3,272	1,045	798	(434)	(231)	22,351	17,119
Accumulated depreciation	(5,497)	(4,681)	(1,889)	(1,622)	(1,106)	(873)	(1,472)	(1,086)	(9,964)	(8,262)
Total	$38,871	$33,590	$13,650	$10,903	$7,652	$5,779	$7,121	$2,733	$67,294	$53,005

1.	Includes amounts reclassified to held for sale.
Renewable Power, Infrastructure and Real Estate segments carry property, plant and equipment assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. Private Equity and other segments carry property, plant and equipment assets at amortized cost. As at December 31, 2018, $50.5 billion (2017 – $38.3 billion) of property, plant and equipment, at cost, were pledged as collateral for the property debt at their respective properties.

a)	Renewable Power
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind[1]		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Cost, beginning of year	$14,667	$14,382	$7,622	$3,285	$2,702	$364	$24,991	$18,031
Additions, net of disposals and assets reclassified as held for sale	189	256	(21)	(273)	(684)	—	(516)	(17)
Acquisitions through business combinations	—	—	1,184	4,585	1,784	2,338	2,968	6,923
Foreign currency translation	(988)	29	(209)	25	(138)	—	(1,335)	54
Cost, end of year	13,868	14,667	8,576	7,622	3,664	2,702	26,108	24,991

Accumulated fair value changes, beginning of year	12,176	11,440	1,053	807	51	51	13,280	12,298
Fair value changes	3,688	341	1,221	33	702	—	5,611	374
Dispositions and assets reclassified as held for sale	—	(8)	—	—	—	—	—	(8)
Foreign currency translation	(448)	403	(195)	213	12	—	(631)	616
Accumulated fair value changes, end of year	15,416	12,176	2,079	1,053	765	51	18,260	13,280

Accumulated depreciation, beginning of year	(3,564)	(2,947)	(1,008)	(740)	(109)	(89)	(4,681)	(3,776)
Depreciation expenses	(547)	(579)	(416)	(267)	(192)	(20)	(1,155)	(866)
Dispositions and assets reclassified as held for sale	5	—	6	51	35	—	46	51
Foreign currency translation	227	(38)	60	(52)	6	—	293	(90)
Accumulated depreciation, end of year	(3,879)	(3,564)	(1,358)	(1,008)	(260)	(109)	(5,497)	(4,681)
Balance, end of year	$25,405	$23,279	$9,297	$7,667	$4,169	$2,644	$38,871	$33,590

1.	Our wind property, plant and equipment is now being presented separately from solar and other.
The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2018	2017
North America	$24,274	$22,832
Colombia	6,665	5,401
Europe	3,748	1,088
Brazil	3,505	3,443
Other[1]	679	826
	$38,871	$33,590

1.	Other refers primarily to China, India, Chile and Uruguay in 2018 and South Africa, China, India, Malaysia and Thailand in 2017.
Renewable power assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2018. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of renewable power assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily impacted by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2018 and 2017 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2018	2017	2018	2017	2018	2017	2018	2017
Discount rate
Contracted	4.8 – 5.6%	4.9 – 6.0%	9.0%	8.9%	9.6%	11.3%	4.0 – 4.3%	4.1 – 4.5%
Uncontracted	6.4 – 7.2%	6.5 – 7.6%	10.3%	10.2%	10.9%	12.6%	5.8 – 6.1%	5.9 – 6.3%
Terminal capitalization rate[1]	6.1 – 7.1%	6.2 – 7.5%	n/a	n/a	10.4%	12.6%	n/a	n/a
Exit date	2039	2037	2047	2032	2038	2037	2033	2031

1.	Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset without consideration of potential renewal value. The weighted-average remaining duration at December 31, 2018, which includes a one-time 30-year renewal for applicable hydroelectric assets completed in the current year, is 29 years (2017 – 15 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil.
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2018 (MILLIONS)	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	44%	21%	93	95	62	114
Brazil (prices in R$/MWh)	69%	35%	286	397	287	452
Colombia (prices in COP$/MWh)	22%	—%	201,000	—	252,000	354,000
Europe (prices in €/MWh)	72%	25%	93	111	79	92

The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2022 and 2025 (2017 – between 2021 and 2025), which will maintain system reliability and provide adequate levels of reserve generation.

b)	Infrastructure
Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Cost, beginning of year	$3,473	$2,894	$2,655	$2,361	$2,630	$2,382	$—	$—	$495	$408	$9,253	$8,045
Additions, net of disposals and assets reclassified as held for sale	422	350	73	103	146	81	4	—	(2)	93	643	627
Acquisitions through business combinations	394	—	—	—	2,111	100	440	—	—	—	2,945	100
Foreign currency translation	(269)	229	(243)	191	(206)	67	—	—	(64)	(6)	(782)	481
Cost, end of year	4,020	3,473	2,485	2,655	4,681	2,630	444	—	429	495	12,059	9,253

Accumulated fair value changes, beginning of year	1,256	1,044	873	782	629	351	—	—	514	513	3,272	2,690
Fair value changes	218	136	18	24	224	257	—	—	12	13	472	430
Foreign currency translation	(73)	76	(81)	67	(31)	21	—	—	(79)	(12)	(264)	152
Accumulated fair value changes, end of year	1,401	1,256	810	873	822	629	—	—	447	514	3,480	3,272

Accumulated depreciation, beginning of year	(509)	(384)	(687)	(517)	(383)	(258)	—	—	(43)	(31)	(1,622)	(1,190)
Depreciation expenses	(148)	(113)	(147)	(147)	(134)	(117)	—	—	(8)	(10)	(437)	(387)
Dispositions and assets reclassified as held for sale	5	16	22	22	7	4	—	—	4	3	38	45
Foreign currency translation	39	(28)	68	(45)	18	(12)	—	—	7	(5)	132	(90)
Accumulated depreciation, end of year	(613)	(509)	(744)	(687)	(492)	(383)	—	—	(40)	(43)	(1,889)	(1,622)
Balance, end of year	$4,808	$4,220	$2,551	$2,841	$5,011	$2,876	$444	$—	$836	$966	$13,650	$10,903

Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2018. The company’s utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the company’s transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the energy operations are comprised of energy transmission, distribution and storage and district energy assets. Data infrastructure PP&E include mainly telecommunications towers, fiber optic networks and data storage assets. PP&E within our sustainable resource operations include standing timber, land, roads and other agricultural assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, energy, data infrastructure and sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Key valuation metrics of the company’s utilities, transport, energy, data infrastructure and sustainable resources assets at the end of 2018 and 2017 are summarized below.

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources
AS AT DEC. 31	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Discount rates	7 – 14%	7 – 12%	10 – 13%	10 – 15%	12 – 15%	12 – 15%	13 – 15%	n/a	5 – 8%	5 – 8%
Terminal capitalization multiples	8x – 22x	7x – 21x	9x – 14x	9x – 14x	10x – 14x	8x – 13x	10x – 11x	n/a	12x - 23x	12x - 23x
Investment horizon / Exit date (years)	10 – 20	10 – 20	10 – 20	10 – 20	10	10	10	n/a	3 – 30	3 – 30

c)	Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Balance, beginning of year	$5,854	$5,783	$798	$694	$(873)	$(825)	$5,779	$5,652
Additions/(dispositions)[1], net of assets reclassified as held for sale	352	(502)	5	44	43	246	400	(212)
Acquisitions through business combinations	1,748	281	—	—	—	—	1,748	281
Foreign currency translation	(241)	292	(3)	1	27	(13)	(217)	280
Fair value changes	—	—	245	59	—	—	245	59
Depreciation expenses	—	—	—	—	(303)	(281)	(303)	(281)
Balance, end of year	$7,713	$5,854	$1,045	$798	$(1,106)	$(873)	$7,652	$5,779

1.	For accumulated depreciation, (additions)/dispositions.
The company’s real estate PP&E assets include hospitality assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2018. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of real estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.

d)	Private Equity and Other
Private equity and other PP&E includes assets owned by the company’s private equity and residential development operations. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Balance, beginning of year	$4,050	$5,268	$(231)	$(243)	$(1,086)	$(1,429)	$2,733	$3,596
Additions/(dispositions)[1], net of assets reclassified as held for sale	360	(1,966)	1	36	72	752	433	(1,178)
Acquisitions through business combinations	4,915	501	—	—	—	—	4,915	501
Foreign currency translation	(298)	247	15	(16)	78	(51)	(205)	180
Depreciation expenses	—	—	—	—	(536)	(358)	(536)	(358)
Impairment charges	—	—	(219)	(8)	—	—	(219)	(8)
Balance, end of year	$9,027	$4,050	$(434)	$(231)	$(1,472)	$(1,086)	$7,121	$2,733

1.	For accumulated depreciation, (additions)/dispositions.